Events after the Reporting Period	12 Months Ended
Dec. 31, 2024
Events after the Reporting Period
Events after the Reporting Period

29. Events after the Reporting Period

On January 28, 2025, the CNBV published rules for public companies in Mexico requiring the preparation of an annual report containing sustainability information in accordance with applicable IFRS Sustainability Disclosure Standards issued by the International Sustainability Standards Board (the “ISSB”). In accordance with these regulatory disclosure rules, the annual sustainability information for the year ending December 31, 2025, will begin to be reported by the Company in the second quarter of 2026, with an optional limited assurance report issued by an external auditor. The annual sustainability information for the year ending December 31, 2026, and subsequent years, will be reported by the Company in the second quarter following each year, with a limited and reasonable assurance report, respectively, issued by an external auditor. The Company’s management is assessing the impact that these regulatory disclosure rules will have on its 2025 annual financial reports and began to implement the guidelines of current and effective IFRS Sustainability Disclosure Standards issued by the ISSB for the year ending December 31, 2025, which are included in IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information and IFRS S2 Climate-related Disclosures.

On February 20, 2025, the Company’s Board of Directors approved a proposed dividend of Ps.0.35 per CPO payable in the second quarter of 2025, subject to approval of the Company’s stockholders.

On March 18, 2025, the Company repaid all of the amounts payable under the remaining 6.625% Senior Notes due 2025 in the aggregate amount of U.S.$226.7 million (Ps.4,036,014), including the principal amount of U.S.$219.4 million (Ps.3,906,655). This payment was hedged at an exchange rate of Ps.17.8028 per U.S. dollar.

On April 3, 2025, Sky prepaid all of the amounts payable under its long-term credit agreement in the aggregate principal amount of Ps.2,650,000, and entered into a new credit agreement with the same Mexican bank, aggregate principal amount, and maturity in December 2026 (the “2025 Sky Credit Agreement”), which includes a Ps.1,325,000 loan with an annual interest rate of 8.165%, and a Ps.1,325,000 loan with an annual interest rate of one-day funding TIIE plus 109 basis points. The 2025 Sky Credit Agreement requires Sky to maintain certain financial ratios related to indebtedness and interest expense. The Company is a guarantor of Sky’s obligations under the 2025 Sky Credit Agreement.

On April 29, 2025, the Company’s stockholders approved, among other resolutions, (i) the audited consolidated financial statements of the Company as of December 31, 2024, and for the year ended on that date; and (ii) the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D,” and “L” Shares, not in the form of a CPO, which will be paid in May 2025.